Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
ASSETS
Other nonfinancial assets	$ 985,435	$ 2,174,196	$ 2,161,137
Cash and deposits in banks	74,766,039	52,505,097	66,306,368
Debt Securities at fair value through profit or loss	2,635,247	1,603,472	612,613
Other financial assets	2,999,584	3,355,507	2,036,966
Assets	351,232,991	338,069,866	295,027,566
LIABILITIES
Deposits	237,954,419	212,800,371	206,113,028
Other financial liabilities	15,318,513	15,593,151	11,684,864
Financing received from the BCRA and other financial entities	2,998,010	1,733,524	479,907
Issued corporate bonds	6,377,311	6,957,379	3,104,030
Subordinated Corporate Bonds	15,288,390	11,170,509	11,749,101
Other nonfinancial liabilities	5,875,117	5,279,810	5,830,128
Total liabilities	290,322,157	266,318,272	247,738,555
Interest income	74,733,441	55,826,695
Interest expense	(29,563,908)	(16,971,578)
Commissions income	14,474,765	14,987,879
Commissions expenses	(930,045)	(1,113,684)
Administrative expenses	(8,273,181)	(7,631,898)
Other Operating Expenses	(12,393,870)	(11,005,098)
Income / (loss)	(734,113)	6,019,606
Banco del Tucuman SA [member]
ASSETS
Assets	21,694,446	21,987,748	21,344,235
LIABILITIES
Total liabilities	18,943,772	18,920,159	17,507,273
Subsidiaries [member]
ASSETS
Other financial assets	20,660
Assets	20,660
LIABILITIES
Deposits	1,774,149
Other financial liabilities	101,232
Total liabilities	1,875,381
Interest expense	(226,280)
Commissions income	137
Other Operating Expenses	(1,521,802)
Income / (loss)	(1,747,945)
Subsidiaries [member] | Banco del Tucuman SA [member]
ASSETS
Other financial assets	2,504	2,035	87
Assets	2,504	1,407,838	87
LIABILITIES
Financing received from the BCRA and other financial entities	301,742
Total liabilities	301,742
Interest income	466,201	43,594
Interest expense	(61,064)	(16,445)
Commissions income	9	20
Other operating income	32,938	35,585
Administrative expenses	(4)	(68)
Income / (loss)	438,080	62,686
Subsidiaries [member] | Macro Bank Limited [member]
ASSETS
Cash and deposits in banks	583	19,350	20,764
Assets	583	19,350	20,764
LIABILITIES
Deposits	13	24	31
Issued corporate bonds			112,792
Other nonfinancial liabilities			361
Total liabilities	13	24	113,184
Interest expense		(455)
Other operating income		3
Income / (loss)		(452)
Subsidiaries [member] | Macro securities SA [member]
ASSETS
Other nonfinancial assets	83,178
Other financial assets	25,276
Assets	114,492	11,385	16,536
LIABILITIES
Deposits	311,073	160,015	248,335
Issued corporate bonds	11,231
Total liabilities	322,304	160,015	248,335
Interest income		3,361
Interest expense	(3,822)
Commissions income	593	404
Other operating income		1,138
Other Operating Expenses		(26,244)
Income / (loss)	(3,229)	(21,341)
Subsidiaries [member] | Overdrafts [member] | Macro securities SA [member]
ASSETS
Loans and other financing	6
Subsidiaries [member] | Credit card [member] | Macro securities SA [member]
ASSETS
Loans and other financing	286	436	98
Subsidiaries [member] | Leases [member] | Macro securities SA [member]
ASSETS
Loans and other financing	5,746	10,295	14,807
Subsidiaries [member] | Guarantees granted [member] | Macro securities SA [member]
ASSETS
Loans and other financing		654	1,631
Subsidiaries [member] | Other financial entities [member] | Banco del Tucuman SA [member]
ASSETS
Loans and other financing		1,405,803
Associates [member]
LIABILITIES
Deposits		1,384,411	23,181
Other financial liabilities		118,146	75,545
Total liabilities		1,502,557	98,726
Interest expense		(225,109)
Commissions income		123
Other Operating Expenses		(1,114,152)
Income / (loss)		(1,339,138)
Key management personnel of entity or parent [member]
ASSETS
Assets	78,728	37,692	35,086
LIABILITIES
Deposits	4,890,280	1,641,543	1,994,500
Other financial liabilities	31	19	20
Total liabilities	4,890,311	1,641,562	1,994,520
Interest income	2,954	5,847
Interest expense	(408,268)	(5,125)
Commissions income	24	35
Income / (loss)	(405,290)	757
Key management personnel of entity or parent [member] | Overdrafts [member]
ASSETS
Loans and other financing	3,505	935	8,507
Key management personnel of entity or parent [member] | Credit card [member]
ASSETS
Loans and other financing	19,011	16,213	15,522
Key management personnel of entity or parent [member] | Personal loans [member]
ASSETS
Loans and other financing	1,388	573	2,257
Key management personnel of entity or parent [member] | Mortgage loans [member]
ASSETS
Loans and other financing	54,824	19,971	8,800
Other related parties [member]
ASSETS
Debt Securities at fair value through profit or loss		123,374	95,011
Assets	1,171,160	695,561	1,763,275
LIABILITIES
Deposits	984,659	1,102,644	1,106,917
Other financial liabilities	514	226	13,663
Issued corporate bonds			126,476
Subordinated Corporate Bonds	46,605	43,569	393,718
Other nonfinancial liabilities	119	255	385
Total liabilities	1,031,897	1,146,694	1,641,159
Interest income	78,427	128,654
Interest expense	(25,105)	(8,114)
Commissions income	6,831	8,334
Commissions expenses		(21)
Administrative expenses	(11,739)	(21,664)
Other Operating Expenses	(31,424)	(38,758)
Income / (loss)	16,990	68,431
Other related parties [member] | Document [member]
ASSETS
Loans and other financing	331,699	224,271	191,211
Other related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing	161,905	10,628	22,192
Other related parties [member] | Credit card [member]
ASSETS
Loans and other financing	51,424	35,962	21,355
Other related parties [member] | Leases [member]
ASSETS
Loans and other financing	1,407	3,185	2,152
Other related parties [member] | Personal loans [member]
ASSETS
Loans and other financing		586	252
Other related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing	356	653	11,206
Other related parties [member] | Other loans [member]
ASSETS
Loans and other financing	232,670	217,480	1,393,428
Other related parties [member] | Guarantees granted [member]
ASSETS
Loans and other financing	391,699	79,422	26,468
Related parties [member]
ASSETS
Other nonfinancial assets	83,178
Cash and deposits in banks	583	19,350	20,764
Debt Securities at fair value through profit or loss		123,374	95,011
Other financial assets	48,440	2,035	87
Assets	1,388,127	2,171,826	1,835,748
LIABILITIES
Deposits	7,960,174	4,288,637	3,372,964
Other financial liabilities	101,777	118,391	89,228
Financing received from the BCRA and other financial entities	301,742
Issued corporate bonds	11,231		239,268
Subordinated Corporate Bonds	46,605	43,569	393,718
Other nonfinancial liabilities	119	255	746
Total liabilities	8,421,648	4,450,852	4,095,924
Interest income	547,582	181,456
Interest expense	(724,539)	(255,248)
Commissions income	7,594	8,916
Commissions expenses		(21)
Other operating income	32,938	36,726
Administrative expenses	(11,743)	(21,732)
Other Operating Expenses	(1,553,226)	(1,179,154)
Income / (loss)	(1,701,394)	(1,229,057)
Related parties [member] | Document [member]
ASSETS
Loans and other financing	331,699	224,271	191,211
Related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing	165,416	11,563	30,699
Related parties [member] | Credit card [member]
ASSETS
Loans and other financing	70,721	52,611	36,975
Related parties [member] | Leases [member]
ASSETS
Loans and other financing	7,153	13,480	16,959
Related parties [member] | Personal loans [member]
ASSETS
Loans and other financing	1,388	1,159	2,509
Related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing	55,180	20,624	20,006
Related parties [member] | Other loans [member]
ASSETS
Loans and other financing	232,670	217,480	1,393,428
Related parties [member] | Guarantees granted [member]
ASSETS
Loans and other financing	$ 391,699	80,076	$ 28,099
Related parties [member] | Other financial entities [member]
ASSETS
Loans and other financing		$ 1,405,803